Commitments and contingencies (Details)		6 Months Ended		12 Months Ended
	May 12, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Commitments and contingencies (Details) [Line Items]
Litigation settlement		$ 2,350,000
Description Of Purchase Agreement		The financing provided under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the $1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment.	The financing provided under the Purchase Agreement is non-recourse, which stipulates that the Company is not obligated to repay the $1,000,000 if no proceeds are realized from the litigations. The Buyer assumes the risk of loss in the event of non-collection of litigation proceeds. The agreement does not include a predefined repayment schedule, a specified due date, or a general pledge of the Company’s assets as collateral for repayment.
Deferred income				$ 1,000,000
Lucid Ms And Lucid Psych [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee (in Dollars)			$ 100,000
Lucid Ms And Lucid Psych Top [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee (in Dollars)			$ 12,500,000
Drink Lab Inc [Member]
Commitments and contingencies (Details) [Line Items]
Description related to court dispute	On May 12, 2023, the Company announced receipt of a lawsuit filed in United States District Court for the Southern District of Florida by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claims that its assets were, as of August 30, 2022 (prior to the misappropriation and material breach) valued at US$53,047,000. The Company believes the allegations are without merit and continues to defend itself in the lawsuit.On June 23, 2023, the Company filed a motion to dismiss GBB’s Amended Complaint, which the Court denied on January 8, 2024. On January 22, 2024, the Company filed a third-party complaint against Joseph Romano (a former director of the Company), and a counterclaim against GBB. The Company alleges that Mr. Romano breached his fiduciary duty by providing or fabricating confidential information to GBB, and that GBB aided and abetted this breach.
Raza Bokhari [Member]
Commitments and contingencies (Details) [Line Items]
Initially Claim Amount Of Wrongful Dismissal Arbitration		$ 30,200,000
Amount Of One-Time Payment		2,350,000
Litigation settlement		$ 930,000
Description Of Purchase Agreement		Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations.	Under the terms of the agreement, the Buyer agreed to provide financing of US$1,000,000 to the Company in exchange for the right to receive a portion of the proceeds from certain ongoing litigations.
Deferred income		$ 1,000,000
Gains on litigation settlements		2,350,000
Buyer [Member] | Raza Bokhari [Member]
Commitments and contingencies (Details) [Line Items]
Payments for share issue costs		$ 1,420,000